6. EQUIPMENT	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 6. EQUIPMENT

	March 31, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$120,425	$90,977	$29,448	$122,931	$90,900	$32,031
Computer equipment	514,359	360,400	153,959	523,893	353,944	169,949
Field equipment	529,408	279,220	250,188	540,422	274,694	265,728
Buildings	275,210	207,898	67,312	280,936	209,077	71,859
	$1,439,402	$938,495	$500,907	$1,468,182	$928,615	$539,567